Stock-Based Compensation Plans - Summary of Stock Option Exercised (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate value	$ 11	$ 5	$ 9
Cash received for exercise price	$ 37	$ 18	$ 59